DISCONTINUED OPERATIONS - Loss from Discontinued operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
DISCONTINUED OPERATIONS
Loss on disposal of discontinued operations	$ (186,353)	$ (38,608)
Blue Camo | Discontinued operations, Held for sale
DISCONTINUED OPERATIONS
Loss on disposal of discontinued operations	(182,464)
Gross proceeds	49,336
Cash consideration	20,000
Working capital adjustment	5,666
Elimination of outstanding debt amount	23,670
Carrying value	231,800
Blue Camo | Discontinued Operations
DISCONTINUED OPERATIONS
Working capital adjustment cash proceeds	1,583
Working capital adjustment proceeds other than cash	$ 4,083